DERIVATIVE INSTRUMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Contracts Outstanding	$ 33,600	$ 19,100
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	452	187	200
Net Deferred Gain (Loss) Associated with Cash Flow Hedges Recorded in Other Comprehensive Income	$ 1,303	$ (240)